Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment	$ 9
Amortization of intangible assets	$ 428	$ 421	[1]	$ 426	[1]

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.